RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 26, 2022 vessel	Jun. 30, 2024 USD ($) subsidiary carrier	Jun. 30, 2023 USD ($) subsidiary carrier	Dec. 31, 2023 subsidiary carrier
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary		2		2
Debt guarantees, number of carriers | carrier		2		2
Compensation		$ 244	$ 778
Related Party
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary			2
Debt guarantees, number of carriers | carrier			2
Guarantor obligations, maximum exposure, undiscounted			$ 193,800
Maximum borrowing capacity		$ 25,000
Interest rate		5.00%
Annual commitment fee		0.50%
Debt Guarantee Compensation
Related Party Transaction [Line Items]
Guarantee fee rate			0.50%
Compensation		$ 0	$ 169
Debt Guarantee Compensation | Golar
Related Party Transaction [Line Items]
Compensation			200
Ship Management Fee Revenue
Related Party Transaction [Line Items]
Compensation		$ 0	$ (455)
Ship Management Fee Revenue | QPSL
Related Party Transaction [Line Items]
Management services, number of vessels | vessel	4